EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

NOTE 7 – EQUITY

Preferred Stock

The Company has authorized 23,148 shares of preferred stock with a par value of $0.001 per share.

As of December 31, 2025, and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company has authorized 166,666,667 shares of common stock with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

As of December 31, 2025, and 2024, there were 673,008 and 189,194, respectively, shares of common stock issued and outstanding, respectively.

Subsequent to the year ended December 31 2025, up to the date of filing of this report, the Company issued 83 post reverse split round up shares for the fractional shares with respect to the Company’s executed 3:1 reverse stock split with the effective date of March 9, 2026. These fractional shares have been included within these financial statements as they all relate to shares issued and outstanding as of December 31, 2025. All common stock share, option, warrant and per share amounts have been retroactively adjusted in these consolidated financial statements and related disclosures.

On June 26, 2025, the Company closed a private placement of (i) 45,618 shares of the Company’s common stock at $17.46 per share, (ii) pre-funded warrants to purchase 31,060 shares of common stock at an exercise price of $0.003 per share at $17.457 per pre-funded warrant, (iii) warrants to purchase 153,351 shares of common stock at an exercise price of $17.46 per share, and (iv) warrants to purchase 76,678 shares of common stock at an exercise price of $30.00 per share. Each share or, at the election of the purchaser in lieu of shares, each pre-funded warrant, was issued and sold along with two (2) $17.46 warrants and one (1) $30.00 warrant. The combined purchase price for the securities was (i) $18.585 per share of common stock and three accompanying warrants and (ii) $18.582 per pre-funded warrant and three accompanying warrants. Total gross proceeds were $1,425, net proceeds were $1,079 after transaction costs of $346.

On July 18, 2025, the Company entered into a Sales Agreement with R.F. Lafferty under which we may offer and sell up to $6.5 million of shares of our common stock from time to time through an “at the market” offering program under which R.F. Lafferty will act as sales agent. Under the Sales Agreement, the Company will set the parameters for the sale of shares, including the number or dollar amount of shares to be issued, the time period during which sales are requested to be made, limitations on the number or dollar amount of shares that may be sold in any one trading day and any minimum price below which sales may not be made. Subject to the terms and conditions of the Sales Agreement, R.F. Lafferty may sell the shares by methods deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. We have no obligation to sell any shares under the Sales Agreement and may at any time suspend solicitation and offers under the Sales Agreement. The shares will be issued pursuant to the Company’s shelf registration statement on Form S-3, including the prospectus supplement contained therein, which was declared effective by the SEC on July 14, 2023. During the year ended December 31, 2025, 16,952 shares were sold under the Sales Agreement for net proceeds of $442.

On September 4, 2025, the Company entered into an underwriting agreement (the “First Underwriting Agreement”) with R.F. Lafferty & Co., Inc. (“Underwriter”), the sole book-running manager and underwriter, relating to an underwritten offering of (i) 213,641 shares of common stock at a price to the public of $13.20 per share, and (ii) pre-funded warrants to purchase up to 13,631 shares of common stock at an exercise price of $0.003 per share, at a price to the public of $13.197 per pre-funded warrant, for aggregate gross proceeds of approximately $3,000, before deducting underwriting discounts and commissions and other estimated offering expenses of $310 resulting in net proceeds of $2,690. The offering was closed on September 5, 2025. The Company delivered the securities to the Underwriter on the same day. Pursuant to the First Underwriting Agreement, the Company granted the Underwriter a 45-day option to purchase up to an additional 34,090 shares of common stock at the share purchase price per share and/or pre-funded warrants at the pre-funded warrant purchase price, less the underwriting discounts to cover overallotments, if any. The Underwriter purchased an additional 19,305 shares of common stock under this option for net proceeds of $237.

On September 30, 2025, the Company entered into an underwriting agreement (the “Second Underwriting Agreement”) with the Underwriter, the sole book-running manager and underwriter, relating to an underwritten offering of (i) 147,070 shares (the “Shares”) of common stock, par value $0.001 per share, of the Company at a price to the public of $13.20 per share (the “Share Purchase Price”), and (ii) pre-funded warrants to purchase up to 4,445 shares of common stock at an exercise price of $0.003 per share at a price to the public of $13.197 per pre-funded warrant, for aggregate gross proceeds of approximately $2,000, before deducting underwriting discounts and commissions and the other estimated offering expenses of $240 resulting in net proceeds of $1,760. Pursuant to the Second Underwriting Agreement, the Company granted the Underwriter a 45-day option to purchase up to an additional 22,727 shares of common stock at the share purchase price per share and/or pre-funded warrants at the pre-funded warrant purchase price, less the underwriting discounts to cover over-allotments, if any. This option was not exercised by the Underwriter.

Warrants

A summary of activity of the warrants during the years ended December 31, 2025, and 2024 is as follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2023	13,480	$793.26	1.10
Granted	-	-	-
Expired	(5,708)	1,808.64	-
Exercised	-	-	-
Outstanding, December 31, 2024	7,772	$202.50	0.79
Granted	507,403	15.78	5.00
Expired	(7,772)	202.50	-
Exercised	(41,140)	3.20	-
Outstanding, December 31, 2025	466,263	$16.89	4.84

The intrinsic value of the warrants as of December 31, 2025, is $94. All of the outstanding warrants are exercisable as of December 31, 2025.

2018 Equity Incentive Plan

On February 28, 2025, the number of shares available under the Company’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”), was increased by 26,898 shares of common stock.

As of December 31, 2025, the 2018 Plan permits the Company to issue up to an aggregate of 111,855 shares of common stock of which 35,857 shares are available to be issued.

Options granted during the year ended December 31, 2025

In July 2025, the Company granted options to certain employees, officers, and consultants to purchase a total of 17,794 shares of the Company’s Common Stock with an exercise price of $33.09 and vesting as follows: one forty-eighth (1/48th) of the shares subject to the option shall vest each month following the Vesting Commencement Date on the same day of the month as the Vesting Commencement Date, such that the option shall be fully vested on the four (4) year anniversary of the Vesting Commencement Date. The vesting commencement date is January 1, 2025.

In July 2025, the Company granted options to certain employees, officers, and consultants to purchase a total of 15,169 shares of the Company’s Common Stock with an exercise price of $33.09 and vesting as follows: fifty percent (50%) of the shares subject to the option shall vest January 1, 2026 and the remaining fifty percent (50%) of the shares subject to the option shall vest January 1, 2027. The vesting commencement date is January 1, 2025.

Options granted during the year ended December 31, 2024

In January 2024, the Company granted options to an officer of the Company to purchase an aggregate of 5,112 shares of the Company’s Common Stock with an exercise price of $26.82 and vesting as follows: twenty-five (25%) of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is January 5, 2024.

On March 5, 2024, the Company granted options to certain employees, officers and consultants to purchase a total of 8,453 shares of the Company’s common stock with an exercise price of $26.46 and vesting as follows: twenty-five percent (25%) of the shares subject to the option shall vest on the one (1) year anniversary of the vesting commencement date, and one forty-eighth (1/48th) of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date. The vesting commencement date is March 5, 2024.

On December 20, 2024, the Company granted options to directors to purchase a total of 588 shares of the Company’s common stock with an exercise price of $17.0568 and one hundred percent (100%) of the shares subject to the option shall vest on the earlier of (i) the one (1) year anniversary of the vesting commencement date, or (ii) the day prior to the date of the annual meeting of the Issuer's stockholders next following the vesting commencement date. The vesting commencement date is December 20, 2024.

The following is a summary of stock option activity during the years ended December 31, 2025 and 2024:

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)
Outstanding, December 31, 2023	28,828	$287.46	8.07
Granted	14,153	26.20	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	43,035	$33.08	7.76
Granted	32,963	33.09	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2025	75,998	$33.09	7.95

Exercisable options, December 31, 2025	29,103	$36.62	7.06

 Valuation

The Company utilizes the Black-Scholes model to value its stock options. During the years ended December 31, 2025, and 2024, the Company utilized the following assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Expected term	5.50 - 5.78 years	3.08 - 6.08 years
Expected average volatility	97 - 98%	87 - 110%
Expected dividend yield	-	-
Risk-free interest rate	3.87%	4.02 - 4.44%

During the year ended December 31, 2025, the Company granted 32,963 options, valued at $849 of which 13,831 options, valued at $356, were for related parties. During the year ended December 31, 2024, the Company granted 14,153 options, valued at $307 of which 6,306 valued at $137 were for related parties. During the years ended December 31, 2025, and 2024, the Company recognized stock-based compensation expense of $1,142 and $818, respectively. As of December 31, 2025, $720 remains unamortized, of which $414 is for related parties. The intrinsic value of options outstanding as of December 31, 2025, and 2024, is $0 and $0, respectively.